American Century Investments®
Quarterly Portfolio Holdings
NT Heritage Fund
July 31, 2021

NT Heritage - Schedule of Investments
JULY 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 100.0%
Auto Components — 1.7%
Aptiv plc(1)	126,161	21,049,963
Beverages — 0.7%
Boston Beer Co., Inc. (The), Class A(1)	12,070	8,569,700
Biotechnology — 4.0%
Alnylam Pharmaceuticals, Inc.(1)	68,717	12,296,220
Argenx SE, ADR(1)	27,020	8,225,699
Horizon Therapeutics plc(1)	139,887	13,991,498
Natera, Inc.(1)	83,518	9,564,481
Turning Point Therapeutics, Inc.(1)	66,110	4,219,140
		48,297,038
Building Products — 1.8%
Trane Technologies plc	107,753	21,939,588
Capital Markets — 4.2%
LPL Financial Holdings, Inc.	147,821	20,848,674
MarketAxess Holdings, Inc.	19,916	9,463,486
MSCI, Inc.	34,362	20,478,377
		50,790,537
Chemicals — 1.5%
Albemarle Corp.	36,748	7,571,558
Element Solutions, Inc.	477,600	11,171,064
		18,742,622
Communications Equipment — 4.1%
Arista Networks, Inc.(1)	70,989	27,003,506
F5 Networks, Inc.(1)	106,396	21,971,838
		48,975,344
Containers and Packaging — 2.6%
Avery Dennison Corp.	101,637	21,412,883
Ball Corp.	117,782	9,526,208
		30,939,091
Electrical Equipment — 4.2%
AMETEK, Inc.	131,072	18,225,562
Generac Holdings, Inc.(1)	24,347	10,210,158
nVent Electric plc	357,338	11,295,454
Plug Power, Inc.(1)	106,651	2,909,439
Rockwell Automation, Inc.	27,276	8,385,188
		51,025,801
Electronic Equipment, Instruments and Components — 3.7%
Cognex Corp.	239,362	21,640,718
Keysight Technologies, Inc.(1)	137,400	22,609,170
		44,249,888
Entertainment — 3.5%
Live Nation Entertainment, Inc.(1)	93,817	7,401,223
ROBLOX Corp., Class A(1)	37,146	2,859,499
Roku, Inc.(1)	48,257	20,668,956
Zynga, Inc., Class A(1)	1,163,136	11,747,673
		42,677,351
Health Care Equipment and Supplies — 5.8%
Align Technology, Inc.(1)	19,812	13,785,190

DexCom, Inc.(1)	36,076	18,597,539
IDEXX Laboratories, Inc.(1)	36,508	24,771,773
Teleflex, Inc.	30,812	12,245,613
		69,400,115
Health Care Providers and Services — 2.8%
Amedisys, Inc.(1)	48,652	12,679,684
Encompass Health Corp.	193,324	16,094,223
R1 RCM, Inc.(1)	243,291	5,208,861
		33,982,768
Health Care Technology — 1.9%
Veeva Systems, Inc., Class A(1)	69,201	23,023,865
Hotels, Restaurants and Leisure — 3.4%
Chipotle Mexican Grill, Inc.(1)	9,180	17,106,379
Hilton Worldwide Holdings, Inc.(1)	99,245	13,045,755
Las Vegas Sands Corp.(1)	246,564	10,441,986
		40,594,120
Insurance — 0.6%
SelectQuote, Inc.(1)	391,375	6,966,475
Interactive Media and Services — 2.6%
Match Group, Inc.(1)	115,105	18,332,773
Pinterest, Inc., Class A(1)	216,655	12,760,980
		31,093,753
Internet and Direct Marketing Retail — 1.8%
Chewy, Inc., Class A(1)(2)	111,550	9,336,735
Etsy, Inc.(1)	65,946	12,101,750
		21,438,485
IT Services — 5.0%
EPAM Systems, Inc.(1)	27,841	15,585,392
GDS Holdings Ltd., Class A(1)	216,400	1,604,506
Okta, Inc.(1)	69,384	17,192,661
Square, Inc., Class A(1)	46,976	11,615,286
Twilio, Inc., Class A(1)	37,111	13,864,298
		59,862,143
Leisure Products — 0.5%
Peloton Interactive, Inc., Class A(1)	48,468	5,721,647
Life Sciences Tools and Services — 4.6%
10X Genomics, Inc., Class A(1)	52,390	9,599,420
Bio-Techne Corp.	30,020	14,476,845
Mettler-Toledo International, Inc.(1)	14,554	21,448,375
Repligen Corp.(1)	40,887	10,045,936
		55,570,576
Machinery — 3.6%
Graco, Inc.	126,443	9,872,669
Parker-Hannifin Corp.	69,888	21,807,153
Rexnord Corp.	200,108	11,272,084
		42,951,906
Personal Products — 0.9%
Shiseido Co. Ltd.	157,300	10,513,252
Professional Services — 3.6%
CoStar Group, Inc.(1)	119,970	10,659,335
Jacobs Engineering Group, Inc.	117,126	15,841,291
TransUnion	63,136	7,580,108
Verisk Analytics, Inc.	48,906	9,289,206
		43,369,940

Semiconductors and Semiconductor Equipment — 5.6%
Enphase Energy, Inc.(1)	102,221	19,381,102
Marvell Technology, Inc.	286,448	17,332,968
Skyworks Solutions, Inc.	108,656	20,048,119
Teradyne, Inc.	84,813	10,771,251
		67,533,440
Software — 17.7%
Atlassian Corp. plc, Class A(1)	62,679	20,378,196
Autodesk, Inc.(1)	61,772	19,836,842
Cadence Design Systems, Inc.(1)	224,749	33,184,190
Cloudflare, Inc., Class A(1)	64,644	7,668,718
Coupa Software, Inc.(1)	30,132	6,538,644
DocuSign, Inc.(1)	106,357	31,698,640
HubSpot, Inc.(1)	46,837	27,915,789
Manhattan Associates, Inc.(1)	153,978	24,579,508
Palo Alto Networks, Inc.(1)	74,173	29,598,736
RingCentral, Inc., Class A(1)	44,779	11,968,083
		213,367,346
Specialty Retail — 4.8%
Burlington Stores, Inc.(1)	68,449	22,916,725
Carvana Co.(1)	35,765	12,072,834
Five Below, Inc.(1)	50,103	9,741,025
Floor & Decor Holdings, Inc., Class A(1)	112,304	13,702,211
		58,432,795
Textiles, Apparel and Luxury Goods — 1.7%
lululemon athletica, Inc.(1)	52,100	20,848,857
Trading Companies and Distributors — 1.1%
W.W. Grainger, Inc.	30,812	13,698,399
TOTAL COMMON STOCKS (Cost $800,571,865)		1,205,626,805
TEMPORARY CASH INVESTMENTS — 1.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 3.125%, 12/31/22 - 11/15/41, valued at $3,764,765), in a joint trading account at 0.02%, dated 7/30/21, due 8/2/21 (Delivery value $3,690,388)		3,690,382
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.50%, 5/15/46, valued at $9,410,538), at 0.02%, dated 7/30/21, due 8/2/21 (Delivery value $9,226,015)		9,226,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,184,509	1,184,509
TOTAL TEMPORARY CASH INVESTMENTS (Cost $14,100,891)		14,100,891
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $6,249,708)	6,249,708	6,249,708
TOTAL INVESTMENT SECURITIES — 101.7% (Cost $820,922,464)		1,225,977,404
OTHER ASSETS AND LIABILITIES — (1.7)%		(20,591,321)
TOTAL NET ASSETS — 100.0%		$1,205,386,083

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
HKD	623,232	USD	80,156	Bank of America N.A.	9/30/21	$53
HKD	1,665,198	USD	214,003	Bank of America N.A.	9/30/21	304
HKD	2,317,644	USD	297,857	Bank of America N.A.	9/30/21	417
USD	110,303	HKD	856,863	Bank of America N.A.	9/30/21	27
USD	120,287	HKD	934,790	Bank of America N.A.	9/30/21	(18)
USD	308,090	HKD	2,394,752	Bank of America N.A.	9/30/21	(108)
USD	271,270	HKD	2,107,962	Bank of America N.A.	9/30/21	(20)
USD	1,001,269	HKD	7,777,044	Bank of America N.A.	9/30/21	383
USD	42,608	HKD	331,092	Bank of America N.A.	9/30/21	(3)
USD	305,604	HKD	2,376,072	Bank of America N.A.	9/30/21	(191)
JPY	35,958,780	USD	328,034	Bank of America N.A.	9/30/21	(108)
JPY	29,588,130	USD	268,709	Bank of America N.A.	9/30/21	1,120
JPY	24,208,470	USD	219,821	Bank of America N.A.	9/30/21	948
USD	9,834,557	JPY	1,087,682,310	Bank of America N.A.	9/30/21	(84,574)
USD	342,445	JPY	37,940,760	Bank of America N.A.	9/30/21	(3,556)
USD	357,558	JPY	39,498,030	Bank of America N.A.	9/30/21	(2,644)
						$(87,970)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
USD	-	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $6,118,135. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $6,249,708.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,193,509,047	12,117,758	—
Temporary Cash Investments	1,184,509	12,916,382	—
Temporary Cash Investments - Securities Lending Collateral	6,249,708	—	—
	1,200,943,264	25,034,140	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	3,252	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	91,222	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.